ORIX Corporation Shareholders' Equity	9 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
ORIX Corporation Shareholders' Equity
14.	ORIX Corporation Shareholders’ Equity
Information about ORIX Corporation Shareholders’ Equity for the nine months ended December 31, 2022 and 2023 are as follows:

(1)	Dividend payments

	Nine months ended December 31, 2022	Nine months ended December 31, 2023
Resolution	The board of directors on May 18, 2022	The board of directors on May 17, 2023
Type of shares	Common stock	Common stock
Total dividends paid	¥55,704 million	¥50,209 million
Dividend per share	¥46.60	¥42.80
Date of record for dividend	March 31, 2022	March 31, 2023
Effective date for dividend	June 3, 2022	June 5, 2023
Dividend resource	Retained earnings	Retained earnings

Resolution	The board of directors on November 7, 2022	The board of directors on November 1, 2023
Type of shares	Common stock	Common stock
Total dividends paid	¥50,586 million	¥49,691 million
Dividend per share	¥42.80	¥42.80
Date of record for dividend	September 30, 2022	September 30, 2023
Effective date for dividend	December 6, 2022	December 7, 2023
Dividend resource	Retained earnings	Retained earnings
Total dividends paid by resolution of the board of directors on May 18, 2022 include ¥91 million of dividends paid to the Board Incentive Plan Trust for the nine months ended December 31, 2022. Total dividends paid by resolution of the board of directors on May 17, 2023 include ¥120 million of dividends paid to the Board Incentive Plan Trust for the nine months ended December 31, 2023.
Total dividends to be paid by resolution of the board of directors on November 7, 2022 include ¥122 million of dividends to be paid to the Board Incentive Plan Trust for the nine months ended December 31, 2022. Total dividends to be paid by resolution of the board of directors on November 1, 2023 include ¥120 million of dividends to be paid to the Board Incentive Plan Trust for the nine months ended December 31, 2023.

(2)
There were no applicable dividends for which the date of record was during the nine months ended December 31, 2022 and 2023, and for which the effective date was after December 31, 2022 and 2023, for each respective period.